Annual Total Returns- Inverse NASDAQ-100 2x Strategy Fund (Class A and Class C) [BarChart] - Class A and Class C - Inverse NASDAQ-100 2x Strategy Fund - Class C	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(23.55%)	(35.63%)	(49.94%)	(34.99%)	(25.54%)	(20.27%)	(44.66%)	(10.24%)	(50.34%)	(69.97%)